Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities	The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8):
	December 31, 2018	December 31, 2017
Directors and officers of the Company	1	42

Total	1	42

Schedule of Key Management Compensation

Key management compensation was:

	December 31, 2018	December 31, 2017	December 31, 2016
Geological consulting fees – expensed	104	35	6
Geological consulting fees – capitalized	18	178	44
Management fees – expensed	747	749	756
Salaries - expensed	181	128	103
Share-based payments	192	358	186
Total	1,242	1,448	1,095